Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net loss for the year		$ (6,912)	$ (17,866)	$ (32,467)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation		31	35	42
Amortization of discount (premium) on marketable debt securities		19	(2)	121
Gain (loss) on sale of marketable debt securities		13	523	(37)
Finance expenses (income)		6	(36)	6
Interest income from short-term deposits		(53)		7
Stock-based compensation expense		892	1,296	1,886
Change in fair value convertible note		(265)
Changes in operating assets and liabilities:
Decrease (increase) in other receivables		345	300	(313)
Decrease in trade payables		(681)	(2,311)	(2,175)
Increase (decrease) in other payables		468	(440)	38
Net cash used in operating activities		(6,137)	(18,501)	(32,892)
Cash flow from investing activities
Purchase of property and equipment			(4)	(11)
Increase in restricted deposit				(1)
Investment in available for sale securities,		(4,133)	(2,373)	(13,569)
Investment in Convertible note	[1]		(1,500)
Investment in Associate	[1]	(1,500)
Proceeds from sale of available for sale securities,		8,633	21,440	21,243
Proceeds from (investment in) short-term deposits, net		(2,200)		3,800
Net cash provided by investing activities		800	17,563	11,462
Cash flow from financing activities
Issuance of ordinary shares in at-the-market offering, net of issuance costs	[2]		70	8,147
Issuance of ordinary shares, pre-funded warrants, and warrants net of issuance costs	[2]	6,185
Issuance of ordinary shares net of issuance costs	[2]			9,221
Proceeds from exercise of options and vesting of restricted stock units					[3]
Net cash provided by financing activities		6,185	70	17,368
Increase (decrease) in cash, cash equivalents and restricted cash		848	(868)	(4,062)
Cash and cash equivalents and restricted cash at the beginning of the year		2,130	2,998	7,060
Cash, cash equivalents and restricted cash at the end of the year		2,978	2,130	2,998
Supplemental disclosure of cash flow information:
Cash received from interest		376	297	562
Non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities, net				199
Conversion of convertible note into investment in associate		$ 1,765

[1]	See also Note 7
[2]	See also Note 11.
[3]	Represents amount less than $1